Goodwill and Intangible Assets	3 Months Ended	12 Months Ended
	Dec. 30, 2016	Sep. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
4. GOODWILL AND INTANGIBLE ASSETS

Goodwill - There were no changes in the carrying amount of goodwill during the three months ended December 30, 2016.

	Operating Segment
(in thousands)	Electrical Raceway	Mechanical Products & Solutions	Total
Balance at December 30, 2016
Goodwill	$80,564	$82,189	$162,753
Accumulated impairment losses	(3,924)	(43,000)	(46,924)
	$76,640	$39,189	$115,829

The Company assesses the recoverability of goodwill on an annual basis in accordance with Accounting Standards Codification ("ASC") 350, "Intangibles - Goodwill and Other." The measurement date is the first day of the fourth fiscal quarter, or more frequently, if events or circumstances indicate that it is more likely than not that the fair value of a reporting unit is less than the carrying value. During the three months ended December 30, 2016 there were no such events or circumstances in accordance with ASC 350; therefore, the Company did not perform a test to assess the recoverability of goodwill.

Intangible assets - The Company also assesses the recoverability of its indefinite-lived trade names on an annual basis or more frequently, if events or circumstances indicate that it is more likely than not that the fair value of a reporting unit is less than the carrying value, in accordance with ASC 350. The Company uses the relief from royalty method, an income approach method, to quantify the fair value of its trade names. The measurement date is the first day of the fourth fiscal quarter, or more frequently, if if events or circumstances indicate that it is more likely than not that the fair value of a reporting unit is less than the carrying value. During the three months ended December 30, 2016 there were no such events or circumstances in accordance with ASC 350; therefore, the Company did not perform a test to assess the recoverability of indefinite-lived intangible assets.

The following table provides the gross carrying value, accumulated amortization, and net carrying value for each major class of intangible assets:

		December 30, 2016			September 30, 2016
($ in thousands)	Weighted Average Useful Life (Years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Amortizable intangible assets:
Customer Relationships	12	$249,245	$(102,668)	$146,577	$249,245	$(97,484)	$151,761
Other	7	16,943	(8,051)	8,892	16,943	(7,647)	9,296
Total		266,188	(110,719)	155,469	266,188	(105,131)	161,057
Indefinite-lived intangible assets:
Trade names		93,880	—	93,880	93,880	—	93,880
Total		$360,068	$(110,719)	$249,349	$360,068	$(105,131)	$254,937

Amortization expense for the three months ended December 30, 2016 and December 25, 2015 was $5,589 and $5,517, respectively. Expected amortization expense for intangible assets for the remainder of 2017 and over the next five years and thereafter is as follows:

Remaining 2017	$16,228
2018	21,399
2019	21,235
2020	21,256
2021	20,558
2022	19,746
Thereafter	35,047

Actual amounts of amortization may differ from estimated amounts due to additional intangible asset acquisitions, impairment of intangible assets and other events.

GOODWILL AND INTANGIBLE ASSETS
Goodwill - Changes in the carrying amount of goodwill are as follows:

	Segment
(in thousands)	Electrical Raceway	Mechanical Products & Solutions	Total
Balance as of September 26, 2014
Goodwill	$75,253	$82,189	$157,442
Accumulated impairment losses	—	(43,000)	(43,000)
Total	75,253	39,189	114,442
Goodwill acquired during year	5,311	—	5,311
Impairment losses	(3,924)	—	(3,924)
Total	$76,640	$39,189	$115,829
Balance as of September 25, 2015
Goodwill	$80,564	$82,189	$162,753
Accumulated impairment losses	(3,924)	(43,000)	(46,924)
Total	$76,640	$39,189	$115,829
Balance at September 30, 2016
Goodwill	$80,564	$82,189	$162,753
Accumulated impairment losses	(3,924)	(43,000)	(46,924)
Total	$76,640	$39,189	$115,829

The Company assesses the recoverability of goodwill on an annual basis in accordance with ASC 350, "Intangibles - Goodwill and Other." The measurement date is the first day of the fourth fiscal quarter, or more frequently, if events or circumstances indicate that it is more likely than not that the fair value of a reporting unit is less than the carrying value. This assessment employs a two-step approach. The first step compares the fair value of a reporting unit with its carrying amount, including goodwill. If a reporting unit’s carrying amount exceeds its fair value, a goodwill impairment may exist. The second part of the test compares the implied fair value of goodwill with its carrying amount.

The assumptions used in the goodwill impairment testing process involve various judgments and estimates, and are subject to inherent uncertainties and subjectivity. The analysis estimates numerous factors, including future sales, gross profit, selling, general and administrative expense rates and capital expenditures. These estimates are based on the Company’s business plans and forecasts. These estimated cash flows are then discounted, which necessitates the selection of an appropriate discount rate. The discount rate used reflects the market-based estimates of the risks associated with the projected cash flows of the reporting unit.

The Company had no goodwill impairments in the fiscal year ended September 30, 2016. As of September 30, 2016, the fair values of the reporting units exceed their respective carrying amount by 10% or more. A 10% decrease in the discounted cash flows utilized in Step 1 for each of the remaining reporting units would not have changed our determination that the fair value of each reporting unit was in excess of its carrying value.

During fiscal 2015, the Company’s acquisition of SCI was treated as a separate reporting unit for which all of the goodwill ascribed from the purchase price allocation was assigned. SCI’s fiscal 2015 operating performance was below the Company’s initial projections. Post-acquisition, SCI’s net sales and earnings degraded in part due to a shift in the mix of products sold to a key customer. This customer historically purchased a disproportionate amount of higher margin product for use in a particular geographic end market. During the year, the volume shifted to lower margin product. Additionally, the customer began fulfilling a portion of their demand from a second source. The shift in product mix and volume decline prompted the Company to revisit the long-term projected forecast for this customer and its relative impact on the entire reporting unit.

The Company’s revised long-term projections were used in Step 1 of the goodwill impairment analysis. The first step of the goodwill impairment test indicated that the carrying value of the reporting unit, including goodwill, exceeded the fair value of the reporting unit requiring the second step of the test in the fourth quarter. The implied fair value in Step 2 revealed a $3,924 non-cash impairment, which is considered a Level 3 fair value measurement in accordance with the fair value hierarchy. As a result, there is no more goodwill ascribed to this reporting unit. The non-cash impairment charge was recorded as a component of asset impairment charges in the Company’s consolidated statements of operations during fiscal 2015.

The Company concluded that the circumstances surrounding this customer constituted a triggering event in accordance with ASC 360, "Property, Plant & Equipment." The Company compared the estimated undiscounted cash flows of the finite-lived customer relationship intangible asset to its carrying value to assess the recoverability. As the undiscounted cash flows related to the customer relationship intangible asset exceeded its carrying value, the Company did not proceed to the second step of the impairment test.

In fiscal 2014, the Company recorded a $43,000 non-cash impairment charge related to a reporting unit in our MP&S reportable segment. The resulting implied fair value of goodwill is considered a Level 3 fair value measurement in accordance with the fair value hierarchy. This non-cash goodwill impairment was driven by changes in market conditions, the reporting unit’s actual results in fiscal 2014 that were below amounts estimated in fiscal 2013 and revisions to the reporting unit’s growth projections. Although this market had improved in 2014, the recovery related to steel products was expected to be slower compared to markets that buy copper and PVC products. The non-cash impairment charge was recorded as a component of asset impairment charges in the Company’s consolidated statements of operations.

Intangible Assets—The Company also assesses the recoverability of its indefinite-lived trade names on an annual basis or more frequently, if events or circumstances indicate that it is more likely than not that the fair value of a reporting unit is less than the carrying value, in accordance with ASC 350. The Company uses the relief from royalty method, an income approach method, to quantify the fair value of its trade names. The measurement date is the first day of the fourth fiscal quarter, or more frequently, if triggering events occur. In fiscal 2016 and 2015, there were no trade names whose carrying values were in excess of their fair values. In fiscal 2014, two of the Company’s trade names, Razor Ribbon and Columbia MBF, in our MP&S reporting unit had carrying values in excess of their fair values. There is no second step when measuring impairment of indefinite-lived intangible assets. The Company recorded a $939 non-cash impairment charge for the year ended September 26, 2014 related to the Razor Ribbon and Columbia MBF trade names related to our MP&S reporting units, which is considered a Level 3 fair value measurement in accordance with the fair value hierarchy. This impairment was recorded prior to conducting the second step of the goodwill impairment test. The impairment was due to a contraction in the long-term growth projections of products sold under these trade names.
The Company also considered potential impairment indicators associated with other finite-lived intangible assets, including its customer relationships, patents, and non-compete agreements. An impairment is recognized if the carrying value of an asset or asset group exceeds the estimated undiscounted future cash flows expected to result from the use of the asset or asset group and its eventual disposition. The Company’s key customers are primarily wholesale and national distributors. The terms of these relationships are based on purchase orders and are not contractually based. Customer relationships are amortized over their useful lives, ranging from 6 to 14 years. The Company evaluates the appropriateness of remaining useful lives based on customer attrition rates. Other intangible assets are amortized over their estimated useful lives, ranging from 2 to 20 years. The Company did not have a triggering event during fiscal 2016 and 2015.
The following table provides the gross carrying value, accumulated amortization, and net carrying value for each major class of intangible assets:

		September 30, 2016			September 25, 2015
($ in thousands)	Weighted Average Useful Life (Years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Amortizable Intangible Assets:
Customer relationships	12	$249,245	$(97,484)	$151,761	$249,245	$(77,112)	$172,133
Other	7	16,943	(7,647)	9,296	16,943	(5,781)	11,162
Total		266,188	(105,131)	161,057	266,188	(82,893)	183,295
Indefinite-lived Intangible Assets:
Trade names		93,880	—	93,880	93,880	—	93,880
Total		$360,068	$(105,131)	$254,937	$360,068	$(82,893)	$277,175

Amortization expense for the fiscal years ended September 30, 2016, September 25, 2015 and September 26, 2014 was $22,238, $22,103 and $20,857, respectively. Expected amortization expense for intangible assets over the next five years and thereafter is as follows:

2017	21,817
2018	21,399
2019	21,235
2020	21,256
2021	20,558
Thereafter	54,792

Actual amounts of amortization may differ from estimated amounts due to additional intangible asset acquisitions, impairment of intangible assets, and other events.